Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events:

As of January 1, 2017, Ceres and Morgan Stanley Wealth Management became wholly-owned subsidiaries of Morgan Stanley Domestic Holdings, Inc. (“MSD Holdings”). Prior to January 1, 2017, Ceres and Morgan Stanley Wealth Management were wholly-owned subsidiaries of MSSBH. MSD Holdings is ultimately owned by Morgan Stanley.

Ceres has evaluated the subsequent events through the date the financial statements are issued and has determined that there were no additional subsequent events requiring adjustment to or disclosure in each respective Partnership’s financial statements.